Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 123,358	$ 137,248
Short-term investments	115,652	117,821
Accounts receivable, net (Allowance for current expected credit losses of USD9,329 and USD1,764 as of December 31, 2020 and 2021, respectively)	26,135	22,983
Inventories	1,363	1,726
Due from related parties (Allowance for current expected credit losses of nil and USD339 as of December 31, 2020 and 2021, respectively)	15,578	10,970
Prepayments and other current assets (Allowance for current expected credit losses of USD10,283 and USD10,364 as of December 31, 2020 and 2021, respectively)	11,842	11,534
Total current assets	293,928	302,282
Non-current assets:
Restricted cash	4,078	1,541
Long-term investments	31,495	26,734
Property and equipment, net	57,657	50,725
Right-of-use assets	27	1,954
Intangible assets, net	8,299	8,857
Goodwill	23,136	22,607
Due from a related party, non-current portion (Allowance for current expected credit losses of nil and USD689 as of December 31, 2020 and 2021, respectively)	19,311
Long-term prepayments and other assets	2,787	905
Total assets	440,718	415,605
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") without recourse to the Company of USD20,588 and USD23,789 as of December 31, 2020 and 2021, respectively)	26,407	20,644
Due to related parties (including due to related parties of the consolidated VIE without recourse to the Company of USD55 and USD91 as of December 31, 2020 and 2021, respectively)	1,597	5,389
Contract liabilities and deferred income, current portion (including contract liabilities and deferred income, current portion of the consolidated VIE without recourse to the Company of USD34,040 and USD36,740 as of December 31, 2020 and 2021, respectively)	36,892	34,040
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Company of USD2,500 and USD2,451 as of December 31, 2020 and 2021, respectively)	2,531	2,553
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE without recourse to the Company of USD33,361 and USD42,449 as of December 31, 2020 and 2021, respectively )	49,557	38,689
Bank borrowings (including bank borrowings of the consolidated VIE without recourse to the Company of nil and USD2,876 as of December 31, 2020 and 2021, respectively)	2,876
Lease liabilities (including lease liabilities, current portion of the consolidated VIE without recourse to the Company of USD1,912 and USD18 as of December 31, 2020 and 2021, respectively)	18	1,961
Total current liabilities	119,878	103,276
Non-current liabilities:
Contract liabilities and deferred income, non-current portion (including contract liabilities and deferred income, non-current portion of the consolidated VIE without recourse to the Company of USD920 and USD845 as of December 31, 2020 and 2021, respectively)	845	920
Deferred tax liabilities, non-current portion (including deferred tax liabilities of the consolidated VIE without recourse to the Company of USD1,085 and USD930 as of December 31, 2020 and 2021, respectively)	930	1,085
Bank borrowings, non-current portion (including bank borrowings of the consolidated VIE without recourse to the Company of USD19,924 and USD17,291 as of December 31, 2020 and 2021, respectively)	17,291	19,924
Lease liabilities, non-current portion (including lease liabilities, non-current portion of the consolidated VIE without recourse to the Company of USD27 and USD7 as of December 31, 2020 and 2021, respectively)	7	27
Total liabilities	138,951	125,232
Commitments and contingencies
Equity
Common shares (368,877,205 shares issued and 334,401,981 shares outstanding as of December 31, 2020; 368,877,205 shares issued and 337,257,946 shares outstanding as of December 31, 2021)	84	84
Additional paid-in-capital	476,057	469,887
Accumulated other comprehensive (loss)/income	1,988	(2,144)
Statutory reserves	6,155	5,414
Treasury shares (34,475,224 shares and 31,619,259 shares as of December 31, 2020 and 2021, respectively)	8	8
Accumulated deficits	(180,645)	(181,095)
Total Xunlei Limited's shareholders' equity	303,647	292,154
Non-controlling interests	(1,880)	(1,781)
Total liabilities and shareholders' equity	$ 440,718	$ 415,605